PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

       SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUSES DATED JULY 24, 2002

This supplement updates your prospectus with information about investment options we have added to the policies. These options may not be available in all states or jurisdictions, or under all policies issued under the PHLVIC Variable Universal Life Account.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO PAGE 1 OF YOUR PROSPECTUS:

          THE PHOENIX EDGE SERIES FUND
          ----------------------------
            [diamond] Phoenix-Kayne Large-Cap Core Series
            [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
            [diamond] Phoenix-Lazard U.S. Multi-Cap Series
            [diamond] Phoenix-Lord Abbett Bond-Debenture Series
            [diamond] Phoenix-Lord Abbett Large-Cap Value Series
            [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
            [diamond] Phoenix-State Street Research Small-Cap Growth Series

       These options may not be available to California residents pending
                           California State approval.


================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE "INVESTMENT OPTIONS" SECTION IN YOUR
PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

PHOENIX-LAZARD U.S. MULTI-CAP VALUE SERIES: The series seeks long-term capital appreciation.

PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


TF790                                                                    Page 1

===============================================================================
THE FOLLOWING TABLE ILLUSTRATES THE ANNUAL EXPENSES FOR THE PHOENIX EDGE SERIES FUND. THIS INFORMATION REPLACES THE FIRST PAGE OF THE "ANNUAL FUND EXPENSES" CHART IN YOUR PROSPECTUS.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

 ----------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT  RULE     EXPENSES      FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                    MANAGEMENT 12B-1      BEFORE          BEFORE          AFTER          AFTER
                       SERIES                          FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
 ----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                     0.75%     N/A        0.27%           1.02%          0.27%          1.02%
Phoenix-Aberdeen New Asia (5)                          1.00%     N/A        1.41%           2.41%          0.25%          1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                      0.85%     N/A        2.28%           3.13%          0.22%          1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)       0.85%     N/A        2.34%           3.19%          0.22%          1.07%
Phoenix-Deutsche Dow 30 (3, 7)                         0.35%     N/A        0.77%           1.12%          0.15%          0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)            0.35%     N/A        2.00%           2.35%          0.15%          0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)    0.75%     N/A        0.41%           1.16%          0.25%          1.00%
Phoenix-Engemann Capital Growth (3, 7)                 0.63%     N/A        0.09%           0.72%          0.09%          0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)         0.90%     N/A        1.23%           2.13%          0.25%          1.15%
Phoenix-Goodwin Money Market (3, 7)                    0.40%     N/A        0.20%           0.60%          0.15%          0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)       0.50%     N/A        0.21%           0.71%          0.15%          0.65%
Phoenix-Hollister Value Equity (3, 7)                  0.70%     N/A        0.30%           1.00%          0.15%          0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)     0.45%     N/A        0.25%           0.70%          0.10%          0.55%
Phoenix-Janus Flexible Income (3, 7)                   0.80%     N/A        0.71%           1.51%          0.15%          0.95%
Phoenix-Janus Growth (3, 7)                            0.85%     N/A        0.34%           1.19%          0.15%          1.00%
Phoenix-Kayne Large-Cap Core (1, 9)                    0.70%     N/A        0.54%           1.24%          0.15%          0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 9)           0.90%     N/A        1.13%           2.03%          0.15%          1.05%
Phoenix-Lazard International Equity Select (1, 9)      0.90%     N/A        1.54%           2.44%          0.15%          1.05%
Phoenix-Lazard Small-Cap Value (1, 9)                  0.90%     N/A        1.16%           2.06%          0.15%          1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 9)                   0.80%     N/A        0.95%           1.75%          0.15%          0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 9)              0.75%     N/A        1.31%           2.06%          0.15%          0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 9)             0.75%     N/A        0.71%           1.46%          0.15%          0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 9)               0.85%     N/A        0.99%           1.84%          0.15%          1.00%
Phoenix-MFS Investors Growth Stock(3, 7, 8)            0.75%     N/A        2.99%           3.74%          0.22%          0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                  0.75%     N/A        3.34%           4.09%          0.22%          0.97%
Phoenix-MFS Value (3, 7, 8)                            0.75%     N/A        1.85%           2.60%          0.22%          0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                0.70%     N/A        0.23%           0.93%          0.15%          0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)           0.58%     N/A        0.13%           0.71%          0.13%          0.71%
Phoenix-Sanford Bernstein Global Value (3)             0.90%     N/A        1.90%           2.80%          0.15%          1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)         1.05%     N/A        0.49%           1.54%          0.15%          1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)       1.05%     N/A        1.28%           2.33%          0.15%          1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                   0.80%     N/A        0.30%           1.10%          0.25%          1.05%
Phoenix-Seneca Strategic Theme (5, 7)                  0.75%     N/A        0.21%           0.96%          0.21%          0.96%
Phoenix-State Street Research Small-Cap Growth (1, 9)  0.85%     N/A        0.70%           1.55%          0.15%          1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                 0.85%     N/A        2.33%           3.18%          0.15%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.


TF790                                                                     Page 2

================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE TABLES IN THE "INVESTMENT ADVISORS"
SECTION IN YOUR PROSPECTUS:

--------------------------------------------------------------
 PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
--------------------------------------------------------------
 Phoenix-Kayne Large-Cap Core Series
 Phoenix-Kayne Small-Cap Quality Value Series
--------------------------------------------------------------

--------------------------------------------------------------
 PIC SUBADVISORS
--------------------------------------------------------------
 Kayne Anderson Rudnick Investment Management, LLC
 o    Phoenix-Kayne Large-Cap Core Series
 o    Phoenix-Kayne Small-Cap Quality Value Series
--------------------------------------------------------------

--------------------------------------------------------------
 PHOENIX VARIABLE ADVISORS, INC. ("PVA")
--------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series
 Phoenix-Lazard Small-Cap Value Series
 Phoenix-Lazard U.S. Multi-Cap Series
 Phoenix-Lord Abbett Bond-Debenture Series
 Phoenix-Lord Abbett Large-Cap Value Series
 Phoenix-Lord Abbett Mid-Cap Value Series
 Phoenix-State Street Research Small-Cap Growth Series
--------------------------------------------------------------

--------------------------------------------------------------
 PVA Subadvisors
--------------------------------------------------------------
 Lazard Asset Management
 o  Phoenix-Lazard International Equity Select Series
 o  Phoenix-Lazard Small-Cap Value Series
 o  Phoenix-Lazard U.S. Multi-Cap Series
 Lord, Abbett & Co.
 o    Phoenix-Lord Abbett Bond-Debenture Series
 o    Phoenix-Lord Abbett Large-Cap Value Series
 o    Phoenix-Lord Abbett Mid-Cap Value Series
 State Street Research & Management Company
 o    Phoenix-State Street Research Small-Cap Growth Series
--------------------------------------------------------------

================================================================================
         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



TF790                                                                  Page 3

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                                                  PHL VARIABLE INSURANCE COMPANY
                                         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                                                        TABLE OF CONTENTS


                                                                                                         PAGE
Unaudited Financial Statements:                                                                          ----
Balance Sheet as of March 31, 2002 and December 31, 2001.................................................F-24
Statement of Income, Comprehensive Income and Stockholder's Equity for the three months ended
March 31, 2002 and 2001..................................................................................F-25
Statement of Cash Flows for the three months ended March 31, 2002 and 2001...............................F-26
Notes to Unaudited Financial Statements .................................................................F-27


                                                  PHL VARIABLE INSURANCE COMPANY
                                         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                                                           BALANCE SHEET
                                             (Amounts in thousands, except share data)
                                               MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                                    2002                2001
                                                                               ---------------    -----------------
ASSETS:
Available-for-sale debt securities, at fair value                           $       1,139,278  $           789,380
Policy loans, at unpaid principal                                                         895                  896
Other investments                                                                       3,591                2,397
                                                                               ---------------    -----------------
   Total investments                                                                1,143,764              792,673
Cash and cash equivalents                                                             180,051              171,444
Accrued investment income                                                               8,797                5,787
Deferred policy acquisition costs                                                     187,370              164,987
Other assets                                                                           32,939               30,343
Separate account assets                                                             1,591,230            1,539,476
                                                                               ---------------    -----------------
   Total assets                                                             $       3,144,151  $         2,704,710
                                                                               ===============    =================

LIABILITIES:
Policy liabilities and accruals                                             $       1,232,874  $           913,101
Deferred income taxes                                                                  29,312               27,426
Other general account liabilities                                                      64,874               25,712
Separate account liabilities                                                        1,587,988            1,534,345
                                                                               ---------------    -----------------
   Total liabilities                                                                2,915,048            2,500,584
                                                                               ---------------    -----------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares
   authorized; 500 shares issued                                                        2,500                2,500
Additional paid-in capital                                                            209,864              184,864
Retained earnings                                                                      17,142               14,803
Accumulated other comprehensive (loss) income                                            (403)               1,959
                                                                               ---------------    -----------------
   Total stockholder's equity                                                         229,103              204,126
                                                                               ---------------    -----------------
   Total liabilities and stockholder's equity                               $       3,144,151  $         2,704,710
                                                                               ===============    =================


The accompanying notes are an integral part of these financial statements.


                                                  PHL VARIABLE INSURANCE COMPANY
                                         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                              STATEMENT OF INCOME, COMPREHENSIVE INCOME AND STOCKHOLDER'S EQUITY
                                                      (Amounts in thousands)
                                            THREE MONTHS ENDED MARCH 31, 2002 AND 2001



                                                                                2002            2001
                                                                            -------------   --------------
REVENUES:
Premiums                                                                 $             -  $         2,423
Insurance and investment product fees                                              9,438            7,637
Net investment income                                                             15,477            4,491
Net realized investment gains                                                      1,004               45
                                                                            -------------   --------------
    Total revenues                                                                25,919           14,596
                                                                            -------------   --------------
BENEFITS AND EXPENSES:
Policy benefits                                                                   15,845            5,389
Deferred acquisition cost amortization                                             1,581            4,755
Other operating expenses                                                           4,962            3,196
                                                                            -------------   --------------
   Total benefits and expenses                                                    22,388           13,340
                                                                            -------------   --------------

Income before income taxes                                                         3,531            1,256
Applicable income tax expense                                                      1,192              383
                                                                            -------------   --------------
NET INCOME                                                               $         2,339  $           873
                                                                            =============   ==============

COMPREHENSIVE INCOME:
NET INCOME                                                               $         2,339  $           873
Other comprehensive (loss) income                                                 (2,362)             568
                                                                            -------------   --------------
COMPREHENSIVE (LOSS) INCOME                                                          (23)           1,441
                                                                            =============   ==============

STOCKHOLDER'S EQUITY:
STOCKHOLDER'S EQUITY BEGINNING OF PERIOD                                         204,126           94,188
Capital contributions                                                             25,000           20,000
Comprehensive (loss) income                                                          (23)           1,441
                                                                            -------------   --------------

STOCKHOLDER'S EQUITY END OF PERIOD                                       $       229,103  $       115,629
                                                                            =============   ==============



The accompanying notes are an integral part of these financial statements.

                                                  PHL VARIABLE INSURANCE COMPANY
                                         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                                                      STATEMENT OF CASH FLOWS
                                                      (Amounts in thousands)
                                            THREE MONTHS ENDED MARCH 31, 2002 AND 2001


                                                                                 2002              2001
                                                                            ---------------    -------------
OPERATING ACTIVITIES:
Net income                                                                $          2,339  $           873
Net realized investment gains                                                       (1,004)             (45)
Deferred income taxes                                                                3,155              142
Increase in accrued investment income                                               (3,010)          (1,303)
Increase in deferred acquisition costs                                             (18,949)         (16,506)
Change in other assets/liabilities                                                   2,928            3,444
                                                                            ---------------    -------------
CASH FOR OPERATIONS                                                                (14,541)         (13,395)
                                                                            ---------------    -------------

INVESTING ACTIVITIES:
Debt security sales                                                                 59,853           81,062
Debt security purchases                                                           (366,658)        (185,715)
Change in other invested assets                                                     (1,194)               -
Other, net                                                                            (342)             (44)
                                                                            ---------------    -------------
CASH FOR INVESTING ACTIVITIES                                                     (308,341)        (104,697)
                                                                            ---------------    -------------

FINANCING ACTIVITIES:
Capital contributions from parent                                                   25,000           20,000
Increase in policyholder deposit funds, net of interest credited                   306,489          102,386
                                                                            ---------------    -------------

CASH FROM FINANCING ACTIVITIES                                                     331,489          122,386
                                                                            ---------------    -------------

Cash and cash equivalent changes                                                     8,607            4,294
Cash and cash equivalents, beginning of year                                       171,444           31,545
                                                                            ---------------    -------------

Cash and cash equivalents, end of period                                  $        180,051  $        35,839
                                                                            ===============    =============


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
                          NOTES TO FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company ("PHL Variable") offers variable, fixed annuity and non-participating life insurance products. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (formerly, Phoenix Home Life Mutual Insurance Company).

     Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to Phoenix Life Insurance Company.

2.   BASIS OF PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002. Certain reclassifications have been made to the 2001 amounts to conform with the 2002 presentation.

3.   COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of March 31, 2002. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

4.   SUBSEQUENT EVENTS

     On June 21, 2002, PHL Variable entered into a binding agreement to acquire the variable life and variable annuity business of Valley Forge Life Insurance Company through a coinsurance arrangement. The business to be acquired comprises a total account value of approximately $624 million as of March 31, 2002. Phoenix agreed to pay a ceding commission in the amount of $31 million as part of this transaction.

     On June 27, 2002 PM Holdings made a capital contribution of $35 million to support the growing needs of PHL Variable's operations.